Income Taxes (Details 3) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Successor [Member]
Deferred tax assets
Pension and postretirement benefits	$ 17.6	$ 26.2
Product returns and warranty accruals	17.3	21.5
Inventory valuation	2.3	3.1
Net operating loss carryforwards	8.2	19.7
Vacation accrual	1.3	1.5
Insurance accrual	1.9	2.6
Allowance for doubtful accounts	0.6	0.4
Tax credit carryforwards	0.5	0.3
Pension liability adjustment included in other comprehensive income (loss)	25.2	19.2
Other accrued liabilities	3.5	6.3
Interest disallowance	9.6	8.7
Other	1.3	1.4
Total deferred tax assets, gross	89.3	110.9
Less: valuation allowance for net operating loss carryforwards and foreign tax credit carryforwards	(6.7)	(5.0)
Total deferred tax assets	82.6	105.9
Deferred tax liabilities
Depreciation and amortization	(22.0)	(26.3)
Goodwill amortization for tax, but not book	(6.8)	(3.4)
Acquired intangible assets	(132.2)	(146.9)
Prepaid expenses	(0.7)	(0.8)
Other	(3.0)	(3.3)
Total deferred tax liabilities	(164.7)	(180.7)
Net deferred tax (liabilities)	$ (82.1)	$ (74.8)